Asset transfers (Details) - Securities repurchase agreements or lending transactions - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 26,705	£ 32,112
Fair value of associated liabilities	24,747	31,932
Trading assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	13,084	20,526
Loans to banks - amortised cost.
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	38	5
Loans to customers - amortised cost.
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	1,837	39
Financial assets (Other)
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 11,746	£ 11,542